Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2012
Entity Registrant Name	dei_EntityRegistrantName	DundeeWealth Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001365151
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	duwf
Document Creation Date	dei_DocumentCreationDate	Feb. 05, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb. 21, 2013
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Dynamic Energy Income Fund Prospectus | Dynamic Energy Income Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWEIX
Dynamic Energy Income Fund Prospectus | Dynamic Energy Income Fund | Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWEJX
Dynamic Energy Income Fund Prospectus | Dynamic Energy Income Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWEKX
Dynamic Global Growth Fund Prospectus | Dynamic Global Growth Fund | Dynamic Global Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGGX
Dynamic World Growth Fund Prospectus | Dynamic World Growth Fund | Dynamic World Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGNX
Dynamic Canadian Equity Income Fund Prospectus | Dynamic Canadian Equity Income Fund | Dynamic Canadian Equity Income Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGIX
Dynamic Canadian Equity Income Fund Prospectus | Dynamic Canadian Equity Income Fund | Dynamic Canadian Equity Income Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGJX
Dynamic Canadian Equity Income Fund Prospectus | Dynamic Canadian Equity Income Fund | Dynamic Canadian Equity Income Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGKX
Dynamic Contrarian Advantage Fund Prospectus | Dynamic Contrarian Advantage Fund | Dynamic Contrarian Advantage Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGVX
Dynamic Contrarian Advantage Fund Prospectus | Dynamic Contrarian Advantage Fund | Dynamic Contrarian Advantage Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGWX
Dynamic Gold & Precious Metals Fund Prospectus | Dynamic Gold & Precious Metals Fund | Dynamic Gold & Precious Metals Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGOX
Dynamic Gold & Precious Metals Fund Prospectus | Dynamic Gold & Precious Metals Fund | Dynamic Gold & Precious Metals Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGPX
Dynamic Gold & Precious Metals Fund Prospectus | Dynamic Gold & Precious Metals Fund | Dynamic Gold & Precious Metals Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGQX
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Dynamic U.S. Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUGX
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Dynamic U.S. Growth Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUHX
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Dynamic U.S. Growth Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUIX
JOHCM Emerging Markets Opportunities Fund Prospectus | JOHCM Emerging Markets Opportunities Fund | JOHCM Emerging Markets Opportunities Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOEIX
JOHCM Emerging Markets Opportunities Fund Prospectus | JOHCM Emerging Markets Opportunities Fund | JOHCM Emerging Markets Opportunities Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOEAX
JOHCM Emerging Markets Opportunities Fund Prospectus | JOHCM Emerging Markets Opportunities Fund | JOHCM Emerging Markets Opportunities Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOEMX
JOHCM International Select Fund Prospectus | JOHCM International Select Fund | JOHCM International Select Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOHIX
JOHCM International Select Fund Prospectus | JOHCM International Select Fund | JOHCM International Select Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOHAX
Mount Lucas U.S. Focused Equity Fund Prospectus | Mount Lucas U.S. Focused Equity Fund | Mount Lucas U.S. Focused Equity Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMLEX
Smith Group Large Cap Core Growth Fund Prospectus | Smith Group Large Cap Core Growth Fund | Smith Group Large Cap Core Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSLGX